Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our Named Executives ("NEOs"), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2021, 2022, 2023 and 2024 calendar years. Note that compensation for our NEOs other than our chief executive officer (“CEO”) is reported as an average.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income	Adjusted EBITDA(7)
2024	$8,201,636	$15,589,909	$2,187,863	$3,290,470	$191.93	$159.71	$282,298,000	$498,700,000
2023	6,673,090	11,709,806	1,772,043	2,368,608	130.99	129.25	246,321,000	$471,888,000
2022	5,716,692	8,897,926	1,492,560	1,346,116	97.85	104.16	238,620,000	439,412,000
2021	5,124,046	3,459,395	1,465,707	1,199,585	79.36	109.35	306,288,000	418,077,000
2020	5,456,840	5,850,163	1,577,451	1,626,441	98.46	106.45	279,196,000	427,002,000

(1) The CEO for each year is Rex D. Geveden.
(2) A reconciliation of CEO compensation from the Summary Compensation Table ("SCT") to the Pay Versus Performance ("PVP") table can be found below.
(3) The Non-CEO NEOs for each year are as follows:
•For 2024, Robb A. LeMasters, Kevin M. McCoy, Robert L. Duffy and Ronald O. Whitford, Jr.
•For 2023, Robb A. LeMasters, Kevin M. McCoy, Omar F. Meguid and Robert L. Duffy
•For 2022, Robb A. LeMasters, Kevin M. McCoy, Thomas E. McCabe and Robert L. Duffy
•For 2021, David S. Black, Robb A. LeMasters, Thomas E. McCabe, Joel W. Duling, Richard W. Loving and Robert F. Smith
•For 2020, David S. Black, Thomas E. McCabe, Joel W. Duling and Richard W. Loving

(4) A reconciliation of the average non-CEO NEO compensation to the SCT Table to the PVP Table can be found below.
(5) The TSR values disclosed represent the measurement period value of an investment of $100 in our units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024.
(6) The TSR values disclosed represent the measurement period value of an investment of $100 in our peer group's units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024. For purposes of the PVP Table, our peer group is the S&P 500 A&D Select Index, which conforms to our disclosures as required by Item 201(e) of Regulation S-K.
(7) The Company believes that adjusted EBITDA most closely aligns pay and performance. This measure demonstrates the profitability of the organization on a like-for-like, year-over-year basis, removing non-recurring, irregular and one-time items that may distort the Company's actual performance during any given period of time. Please refer to Appendix A, "Reconciliation of Reported (GAAP) to Adjusted (Non-GAAP) Results," for a reconciliation of adjusted EBITDA.

Reconciliation of CEO SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to CEO	Fiscal Year End Stock Price
2024	$8,201,636	($5,178,813)	$12,567,086	$15,589,909	$111.39
2023	6,673,090	(4,349,659)	9,386,376	11,709,806	76.73
2022	5,716,692	(3,576,173)	6,757,407	8,897,926	58.08
2021	5,124,046	(3,499,932)	1,835,281	3,459,395	47.88
2020	5,456,840	(3,099,983)	3,493,306	5,850,163	60.28

Reconciliation of Average Non-CEO NEOs SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to Non-CEO NEOs	Fiscal Year End Stock Price
2024	$2,187,863	($1,001,506)	$2,104,112	$3,290,470	$111.39
2023	1,772,043	(838,282)	1,434,847	2,368,608	76.73
2022	1,492,560	(721,463)	575,019	1,346,116	58.08
2021	1,465,707	(661,603)	395,481	1,199,585	47.88
2020	1,577,451	(574,980)	623,970	1,626,441	60.28

(1) This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718.
(2) This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules.

CEO CAP Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2024	$6,283,231	$5,136,639	$1,147,217	$130,556	$—	$12,697,642
2023	5,798,932	2,218,116	1,369,328	168,618	—	9,554,994
2022	4,908,035	917,174	932,198	139,368	—	6,896,775
2021	2,824,010	(1,085,099)	96,370	88,537	—	1,923,818
2020	3,291,649	(145,681)	347,338	99,897	—	3,593,203

Average Non-CEO NEOs Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2024	$1,201,527	$796,363	$106,222	$9,638	$—	$2,113,750
2023	1,119,590	249,260	65,998	5,942	—	1,440,790
2022	696,344	26,329	49,995	7,621	(197,648)	582,641
2021	533,127	(147,992)	10,345	10,354	—	405,834
2020	610,531	(27,351)	40,790	13,744	—	637,714

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(3) The Non-CEO NEOs for each year are as follows:
•For 2024, Robb A. LeMasters, Kevin M. McCoy, Robert L. Duffy and Ronald O. Whitford, Jr.
•For 2023, Robb A. LeMasters, Kevin M. McCoy, Omar F. Meguid and Robert L. Duffy
•For 2022, Robb A. LeMasters, Kevin M. McCoy, Thomas E. McCabe and Robert L. Duffy
•For 2021, David S. Black, Robb A. LeMasters, Thomas E. McCabe, Joel W. Duling, Richard W. Loving and Robert F. Smith
•For 2020, David S. Black, Thomas E. McCabe, Joel W. Duling and Richard W. Loving

Peer Group Issuers, Footnote	(6) The TSR values disclosed represent the measurement period value of an investment of $100 in our peer group's units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024. For purposes of the PVP Table, our peer group is the S&P 500 A&D Select Index, which conforms to our disclosures as required by Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 8,201,636	$ 6,673,090	$ 5,716,692	$ 5,124,046	$ 5,456,840
PEO Actually Paid Compensation Amount	$ 15,589,909	11,709,806	8,897,926	3,459,395	5,850,163
Adjustment To PEO Compensation, Footnote	(2) A reconciliation of CEO compensation from the Summary Compensation Table ("SCT") to the Pay Versus Performance ("PVP") table can be found below.

Reconciliation of CEO SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to CEO	Fiscal Year End Stock Price
2024	$8,201,636	($5,178,813)	$12,567,086	$15,589,909	$111.39
2023	6,673,090	(4,349,659)	9,386,376	11,709,806	76.73
2022	5,716,692	(3,576,173)	6,757,407	8,897,926	58.08
2021	5,124,046	(3,499,932)	1,835,281	3,459,395	47.88
2020	5,456,840	(3,099,983)	3,493,306	5,850,163	60.28

Reconciliation of Average Non-CEO NEOs SCT to PVP Compensation
Year	SCT Total Compensation	Deductions from SCT Total(1)	Additions to SCT Total(2)	Compensation Actually Paid to Non-CEO NEOs	Fiscal Year End Stock Price
2024	$2,187,863	($1,001,506)	$2,104,112	$3,290,470	$111.39
2023	1,772,043	(838,282)	1,434,847	2,368,608	76.73
2022	1,492,560	(721,463)	575,019	1,346,116	58.08
2021	1,465,707	(661,603)	395,481	1,199,585	47.88
2020	1,577,451	(574,980)	623,970	1,626,441	60.28

(1) This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718.
(2) This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules.

CEO CAP Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2024	$6,283,231	$5,136,639	$1,147,217	$130,556	$—	$12,697,642
2023	5,798,932	2,218,116	1,369,328	168,618	—	9,554,994
2022	4,908,035	917,174	932,198	139,368	—	6,896,775
2021	2,824,010	(1,085,099)	96,370	88,537	—	1,923,818
2020	3,291,649	(145,681)	347,338	99,897	—	3,593,203

Average Non-CEO NEOs Reconciliation
Year	Year-End Value of Current Year Awards Outstanding as of Fiscal Year End	Change in Value as of Year End for Prior Year Awards Outstanding as of Year End	Changes in Value as of Vesting Date for Prior Year Awards that Vested during the Year	Value as of the Vesting Date for any Dividend Equivalents that Vested During Year	Value as of Year End for Prior Year Awards Forfeited During the Year	Value of Equity for CAP Purposes
	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)
2024	$1,201,527	$796,363	$106,222	$9,638	$—	$2,113,750
2023	1,119,590	249,260	65,998	5,942	—	1,440,790
2022	696,344	26,329	49,995	7,621	(197,648)	582,641
2021	533,127	(147,992)	10,345	10,354	—	405,834
2020	610,531	(27,351)	40,790	13,744	—	637,714

Non-PEO NEO Average Total Compensation Amount	$ 2,187,863	1,772,043	1,492,560	1,465,707	1,577,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,290,470	2,368,608	1,346,116	1,199,585	1,626,441
Adjustment to Non-PEO NEO Compensation Footnote	(1) This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718.
	(2) This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules.
Compensation Actually Paid vs. Total Shareholder Return
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021, 2022, 2023 and 2024 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Compensation Actually Paid vs. Net Income
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021, 2022, 2023 and 2024 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Compensation Actually Paid vs. Company Selected Measure
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021, 2022, 2023 and 2024 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Total Shareholder Return Vs Peer Group
The following graphs shows the relationship of “compensation actually paid” ("CAP") to our CEO and the average CAP to our Non-CEO NEOs in 2020, 2021, 2022, 2023 and 2024 relative to (i) BWXT TSR and the S&P 500 A&D Index TSR ("Peer Group TSR"), (ii) our adjusted EBITDA and (iii) our net income. A reconciliation of adjusted EBITDA to net income is included in Appendix A.

Tabular List, Table
The Company considers the financial performance measures in the table below to most closely link pay to performance:

Financial Measures
•Operating Income
•Free Cash Flow
•EBITDA
•ROIC
•Total Shareholder Return

Total Shareholder Return Amount	$ 191.93	130.99	97.85	79.36	98.46
Peer Group Total Shareholder Return Amount	159.71	129.25	104.16	109.35	106.45
Net Income (Loss)	$ 282,298,000	$ 246,321,000	$ 238,620,000	$ 306,288,000	$ 279,196,000
Company Selected Measure Amount	498,700,000	471,888,000	439,412,000	418,077,000	427,002,000
Additional 402(v) Disclosure	(5) The TSR values disclosed represent the measurement period value of an investment of $100 in our units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024.
Share Price, Fiscal Year End	$ 111.39	$ 76.73	$ 58.08	$ 47.88	$ 60.28
Measure:: 1
Pay vs Performance Disclosure
Measure Name, Operating Income	•Operating Income
Measure:: 2
Pay vs Performance Disclosure
Measure Name, Free Cash Flow	•Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Non-GAAP Measure Description
(7) The Company believes that adjusted EBITDA most closely aligns pay and performance. This measure demonstrates the profitability of the organization on a like-for-like, year-over-year basis, removing non-recurring, irregular and one-time items that may distort the Company's actual performance during any given period of time. Please refer to Appendix A, "Reconciliation of Reported (GAAP) to Adjusted (Non-GAAP) Results," for a reconciliation of adjusted EBITDA.

Measure Name, EBITDA	•EBITDA
Measure:: 4
Pay vs Performance Disclosure
Measure Name, ROIC	•ROIC
Measure:: 5
Pay vs Performance Disclosure
Measure Name, Total Shareholder Return	•Total Shareholder Return
Rex D. Geveden [Member]
Pay vs Performance Disclosure
PEO Name	Rex D. Geveden
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,178,813)	$ (4,349,659)	$ (3,576,173)	$ (3,499,932)	$ (3,099,983)
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,567,086	9,386,376	6,757,407	1,835,281	3,493,306
PEO | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,283,231	5,798,932	4,908,035	2,824,010	3,291,649
PEO | Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,136,639	2,218,116	917,174	(1,085,099)	(145,681)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,147,217	1,369,328	932,198	96,370	347,338
PEO | Equity Awards, Value of Dividends Equivalents Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	130,556	168,618	139,368	88,537	99,897
PEO | Equity Awards, Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,697,642	9,554,994	6,896,775	1,923,818	3,593,203
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,001,506)	(838,282)	(721,463)	(661,603)	(574,980)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,104,112	1,434,847	575,019	395,481	623,970
Non-PEO NEO | Equity Awards Granted During the Year, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,201,527	1,119,590	696,344	533,127	610,531
Non-PEO NEO | Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	796,363	249,260	26,329	(147,992)	(27,351)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	106,222	65,998	49,995	10,345	40,790
Non-PEO NEO | Equity Awards, Value of Dividends Equivalents Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	9,638	5,942	7,621	10,354	13,744
Non-PEO NEO | Equity Awards, Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	(197,648)	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,113,750	$ 1,440,790	$ 582,641	$ 405,834	$ 637,714